SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Disclosure of Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION
21. SHARE-BASED COMPENSATION

The Group has several equity incentive plans under which a combination of performance share units (“PSUs”) and retention restricted share units (“RSUs”), which each represent the right to receive one Ferrari common share, have been awarded to the Executive Chairman, the Chief Executive Officer (“CEO”), members of the Ferrari Leadership Team (hereinafter also the “FLT”) and other key employees of the Group.

Equity Incentive Plan 2019-2021

In the first quarter of 2022, 68,013 2019-2021 PSU awards vested (representing 100 percent of the target PSU awards) as a result of the achievement of the related performance conditions and 54,112 2019-2021 RSU awards vested upon achievement of the related service conditions. As a result, 122,125 common shares, which were previously held in treasury, were assigned to participants of the plan in the first quarter of 2022. There are no further awards outstanding for the Equity Incentive Plan 2019-2021.

Equity Incentive Plan 2020-2022

Under the Equity Incentive Plan 2020-2022 approved in 2020, the Company awarded approximately 60 thousand 2020-2022 PSUs and approximately 48 thousand 2020-2022 RSUs to the Executive Chairman, members of the FLT and other key employees of the Group. These PSUs and RSUs cover the three-year performance and service periods from 2020 to 2022 and vest in 2023.
2020-2022 PSU awards
The vesting of the awards is based on the achievement of defined key performance indicators as follows:
i)TSR Target - 50 percent vest based on the achievement of the TSR ranking of Ferrari compared to an industry specific Peer Group of eight;
ii)EBITDA Target - 30 percent vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the business plan;
iii)Innovation Target - 20 percent vest based on the achievement of defined objectives for technological innovation and the development of the new model pipeline over the performance period.
Each target is settled independently of the other targets.

In March 2023, 36,090 2020-2022 PSU awards are expected to vest (representing approximately 95 percent of the target PSU awards) as a result of the achievement of the related performance conditions, and an equal number of common shares held in treasury will be assigned to participants of the plan, following which there will be no further 2020-2022 PSU awards outstanding.

2020-2022 RSU awards

In March 2023, 32,339 2020-2022 RSU awards are expected to vest as a result of the achievement of the related service conditions, and an equal number of common shares held in treasury will be assigned to participants of the plan, following which there will be no further 2020-2022 PSU awards outstanding.

Equity Incentive Plan 2021-2023

Under the Equity Incentive Plan 2021-2023 approved in 2021, the Company awarded approximately 50 thousand 2021-2023 PSUs and approximately 41 thousand 2021-2023 RSUs to the Executive Chairman, members of the FLT and other key employees of the Group. These PSUs and RSUs cover the three-year performance and service periods from 2021 to 2023.

2021-2023 PSU awards

The vesting of the awards is based on the achievement of defined key performance indicators as follows:
(i)TSR Target - 50 percent vest based on the achievement of the TSR ranking of Ferrari compared to an industry specific Peer Group of eight;
(ii)EBITDA Target - 30 percent vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan;
(iii)Innovation Target - 20 percent vest based on the achievement of defined objectives for technological innovation and the development of the new model pipeline over the performance period.
Each target is settled independently of the other targets. The awards vest in 2024 and the total number of shares assigned upon vesting depends on the level of achievement of the targets.

2021-2023 RSU awards

The awards vest in 2024, subject to the recipient’s continued employment with the Company at the time of vesting.

Equity Incentive Plan 2022-2024

Under a new Equity Incentive Plan 2022-2024 approved in 2022, the Company awarded approximately 72 thousand 2022-2024 PSUs to the Executive Chairman, the CEO, the remaining members of the FLT and other employees of the Group, and approximately 26 thousand 2022-2024 RSUs to members of the FLT and other employees of the Group. These PSUs and RSUs cover the three-year performance and service periods from 2022 to 2024.

2022-2024 PSU awards

The vesting of the awards is based on the achievement of defined key performance indicators as follows:

(i)TSR Target - 40 percent vest based on the achievement of the TSR ranking of Ferrari compared to an industry specific Peer Group of eleven;
(ii)EBITDA Target - 40 percent vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan;
(iii)ESG Target - 20 percent vest based on the achievement of defined objectives relating to environmental and social factors. In particular, 50 percent of the ESG Target is based on the reduction of CO2 carbon emission and 50 percent is based on the maintenance of the equity salary certification.
Each target is settled independently of the other targets. The awards vest in 2025 and the total number of shares assigned upon vesting depends on the level of achievement of the targets.

2022-2024 RSU awards

The awards vest in 2025, subject to the recipient’s continued employment with the Company at the time of vesting.
Supplemental information relating to the Equity Incentive Plan 2022-2024 is summarized below.

TSR Target

The number of 2022-2024 PSUs with a TSR Target that vest under the Equity Incentive Plan 2022-2024 is based on the Company’s TSR performance over the relevant performance period compared to an industry-specific Peer Group as summarized below.

Ferrari TSR Ranking	% of Target Awards that Vest
1	175%
2	150%
3	125%
4	100%
5	75%
6	50%
>6	0%
The defined Peer Group (including the Company) for the TSR Target is presented below.

Ferrari	Aston Martin	Burberry	Estee Lauder
Hermes	Kering	LVMH	Mercedes Benz Group AG
Moncler	Prada	Richemont
EBITDA Target

The number of 2022-2024 PSUs with an EBITDA Target that vest under the Equity Incentive Plan 2022-2024 is determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan, as summarized below.

Actual Adjusted EBITDA Compared to Business Plan	% of Awards that Vest
+15%	175%
+10%	150%
+5%	125%
Business Plan Target	100%
-5%	75%
<-5%	0%
Fair values and key assumptions

The fair value of the 2022-2024 PSU awards used for accounting purposes was measured at the grant date using a Monte Carlo Simulation model. The fair value of the 2022-2024 RSU awards was measured using the share price at the grant date adjusted for the present value of future distributions which the recipients will not receive during the vesting period.

The fair value of the PSUs and RSUs that were awarded under the Equity Incentive Plan 2022-2024, which is determined based on actuarial calculations that apply certain assumptions and take into consideration the specific characteristics of the awards granted, is summarized in the following table.

Equity Incentive Plan 2022-2024
PSUs	€200.13
RSUs	€201.20
The key assumptions utilized to calculate the grant-date fair values of the PSUs that were awarded under the Equity Incentive Plan 2022-2024 are summarized below:

Equity Incentive Plan 2022-2024
Grant date share price	€205.20
Expected volatility	27.75%
Dividend yield	0.75%
Risk-free rate	0%
The expected volatility was based on the observed volatility of the defined Peer Group. The risk-free rate was based on the iBoxx sovereign Eurozone yield.

Outstanding share awards

Changes to the outstanding number of PSU and RSU awards under all equity incentive plans of the Group are as follows:

	Outstanding PSU Awards	Outstanding RSU Awards	Total Outstanding Awards
Balance at January 1, 2021	414,839	159,063	573,902
Granted(1)	49,861	41,460	91,321
Forfeited	(19,775)	(13,048)	(32,823)
Vested	(292,753)	(63,814)	(356,567)
Balance at December 31, 2021	152,172	123,661	275,833
Granted(2)	72,373	26,574	98,947
Forfeited	(16,327)	(8,934)	(25,261)
Vested	(68,013)	(54,112)	(122,125)
Balance at December 31, 2022	140,205	87,189	227,394
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(1)     Granted under the Equity Incentive Plan 2021-2023.
(2)    Grander under the Equity Incentive Plan 2022-2024.

Other share awards

During 2022, the Company(1) awarded 15,271 share awards, which each represent the right to receive one Ferrari common share, to certain employees, of which 6,643 share awards vested immediately at the grant date. At December 31, 2022, 6,628 share awards remained outstanding and will vest in 2023 and 2024, subject to the recipient’s continued employment with the Company at the time of vesting. The fair value of the awards was equal to €203, measured using the share price at the grant date adjusted for the present value of future distributions which the recipients will not receive during the vesting period.

Share-based compensation expense

For the years ended December 31, 2022, 2021 and 2020, the Group recognized €16,172 thousand, €11,689 thousand and €17,401 thousand, respectively, as share-based compensation expense and an increase to other reserves in equity in relation to the PSU awards and RSU awards of the Group’s equity incentive plans and other share-based awards to the Group’s employees. At December 31, 2022, unrecognized compensation expense relating to the Group’s equity incentive plans amounted to €16,069 thousand and is expected to be recognized over the remaining vesting periods through 2024.

In 2022 and 2021 the Group also recognized share-based compensation expense of €4,688 thousand and €2,206 thousand, respectively, as part of commercial agreements with certain suppliers.